Schedule I - Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2023
Schedule I - Summary of Investments - Other Than Investments in Related Parties
Schedule I - Summary of Investments - Other Than Investments in Related Parties

Schedule I - Summary of Investments - Other Than Investments in Related Parties

December 31, 2023

			Amount as
			shown in the
			consolidated
			statement of
		Fair	financial
Type of Investment	Cost	value	position

	(in millions)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S government corporations and agencies	$1,719.1	$1,504.9	$1,504.9
States, municipalities and political subdivisions	7,493.9	6,613.3	6,613.3
Foreign governments	522.2	479.9	479.9
Public utilities	4,747.0	4,256.9	4,256.9
Redeemable preferred stock	225.4	208.4	208.4
All other corporate bonds	30,735.2	28,614.2	28,614.2
Residential mortgage-backed securities	2,959.8	2,824.9	2,824.9
Commercial mortgage-backed securities	5,391.6	4,743.4	4,743.4
Collateralized debt obligations	5,379.6	5,397.8	5,397.8
Other debt obligations	8,447.2	7,886.5	7,886.5
Total fixed maturities, available-for-sale	67,621.0	62,530.2	62,530.2
Fixed maturities, trading	715.3	715.3	715.3
Equity securities:
Banks, trust and insurance companies	28.1	28.1	28.1
Non-redeemable preferred stock	14.9	14.9	14.9
Total equity securities	43.0	43.0	43.0
Mortgage loans	19,221.2	—	19,221.2
Real estate, net:
Other real estate	2,343.5	—	2,343.5
Policy loans	793.2	—	793.2
Other investments	4,118.8	—	4,118.8
Total investments	$94,856.0	—	$89,765.2